Preferred and Common Stock	12 Months Ended
Dec. 31, 2019
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 17: PREFERRED AND COMMON STOCK

All issued and outstanding shares of common stock, conversion terms of preferred stock, options to purchase common stock and per share amounts contained in the consolidated financial statements, have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Vested, Surrendered and Forfeited

During 2019, 825 and 334 restricted stock units, issued to the Company’s employees in 2017 and 2016 vested.

During 2018, 85,000 and 825 restricted stock units, issued to the Company’s employees in 2016 and 2017, vested.

During 2017, 84,333 restricted stock units, issued to the Company’s employees in 2016, vested.

During the year ended December 31, 2019, 2018, and 2017, 3,379, 656 and 423 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the year ended December 31, 2019, 3,289 shares of convertible preferred stock were converted into 352,770 shares of common stock including 23,870 shares of common stock being unpaid dividend. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that ten years after the issuance date the then-outstanding shares of preferred stock would automatically convert into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock. Following the conversion of 1,980 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $1,471. The cancelled undeclared dividend was converted to 14,711 shares of common stock with a fair value of $75 at the date of issuance (See also Note 20). Following the conversion of 1,309 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $916. The cancelled undeclared dividend was converted to 9,159 shares of common stock with a fair value of $41 at the date of issuance (See also Note 20).

During the year ended December 31, 2018, there were no conversions of preferred stock.

During the year ended December 31, 2017, 2,436 shares of convertible preferred stock were converted into 174,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided the option to the holders of these shares to convert all or any such then-outstanding shares of preferred stock into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $14.00 per share of common stock. Following this conversion, the Company cancelled the undeclared preferred dividend of the converted shares of $702, and issued 5,015 shares of common stock with a fair value of $84 at the date of issuance (See also Note 20).

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G Depositary Shares and Series H Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in retained earnings. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in retained earnings. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G of $6,798.

On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company’s common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. 360 Series G and 406 Series H shares were validly tendered, representing an aggregate nominal value of approximately $1,843. Navios Holdings paid for tender offer expenses $571, and issued a total of 62,582 shares of common stock with a fair value of $1,127. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series G and Series H of $270 (See also Note 20).

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of December 31, 2019 were $20,249 (net of cancelled dividends).

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On December 18, 2019, pursuant to the stock plan approved by the Board of Directors, 16,000 common stock was granted to Navios Holdings officers and directors and issued on December 18, 2019.

On February 1, 2019, pursuant to the stock plan approved by the Board of Directors, 151,515 common stock was granted to Navios Holdings employees, officers and directors.

On December 10, 2018, pursuant to the stock plan approved by the Board of Directors, 287,500 common stock was granted to Navios Holdings employees, officers and directors and issued on December 27, 2018.

On December 11, 2017, pursuant to the stock plan approved by the Board of Directors, 432,098 common stock was granted to Navios Holdings employees, officers and directors and issued on January 16, 2018.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings’ common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company’s credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company’s discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. As of December 31, 2016, 94,858 shares, were repurchased under this program, for a total consideration of $818. In total, up until February 2016, 114,791 shares were repurchased under this program, for a total consideration of $1,070. Since that time, this program has been suspended by the Company.

Navios Holdings had outstanding as of December 31, 2019 and 2018, 13,360,356 and 12,843,414 shares of common stock, respectively, and preferred stock 23,242 (5,350 Series G, 17,682 Series H and 210 shares of convertible preferred stock) and 46,302 (14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock), respectively.